Janus Investment Fund

Janus Henderson Developed World Bond Fund

Class A Shares	Class S Shares	Class N Shares
Class C Shares	Class I Shares	Class T Shares

Supplement dated March 31, 2020

to Currently Effective Prospectuses

The Board of Trustees of Janus Investment Fund authorized a new expense limitation agreement for Janus Henderson Developed World Bond Fund (the “Fund”), effective on or about March 31, 2020, wherein Janus Capital Management LLC (“Janus Capital”) has agreed to waive the Fund’s investment advisory fee and/or reimburse certain operating expenses for certain share classes, including networking/omnibus/administrative fees and out-of-pocket transfer agency fees, to the extent the Fund’s total annual fund operating expenses exceed 0.57% (excluding the fees payable pursuant to a Rule 12b-1 plan, transfer agency fees (but not including out-of-pocket costs), and administrative services fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses). Networking/omnibus/administrative fees and out-of-pocket transfer agency fees were not waived under the Fund’s prior expense limitation agreement, and the expense limitation may be satisfied by first waiving or reimbursing such amounts. A comparison of the Fund’s prior and new expense limit percentage is shown below.

PRIOR EXPENSE LIMIT PERCENTAGE (%)	NEW EXPENSE LIMIT PERCENTAGE (%)
0.64	0.57

In response to the above changes, the Fund’s prospectuses are revised as follows:

1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information in its entirety:

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class N	Class T
Management Fees	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution/Services (12b-1) Fees	0.25%	1.00%	0.25%	None	None	None
Other Expenses	0.19%	0.18%	2.48%	0.19%	0.16%	0.36%
Acquired Fund (1) Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(2)	1.00%	1.74%	3.29%	0.75%	0.72%	0.92%
Fee Waiver(2)(3)	0.17%	0.16%	2.21%	0.17%	0.14%	0.09%
Total Annual Fund Operating Expenses After Fee Waiver(2) (3)	0.83%	1.58%	1.08%	0.58%	0.58%	0.83%
(1)

“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses a fund may incur as a result of investing in shares of an underlying fund. To the extent that the Fund invests in Acquired Funds, the Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “Ratio of gross expenses to average net assets” presented in the Financial Highlights tables because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.

(2)

Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, transfer agency fees (but not including out-of-pocket costs), and administrative services fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.57% through at least October 31, 2021. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

(3)

Fee Waiver and Total Annual Fund Operating Expenses After Fee Waiver were restated, effective on or about March 31, 2020, to reflect a new expense limitation agreement between the Fund and Janus Capital.

2.	Under “Management Expenses” in the Management of the Funds section of the Fund’s prospectus, the following information replaces the corresponding information in its entirety:

Fund Name	Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%) (annual rate)	Actual Investment Advisory Fee Rate(1) (%) (for the fiscal year ended June 30, 2019)

Janus Henderson Developed World Bond Fund	First $1 Billion Next $500 Million Over $1.5 Billion	0.55 0.50 0.45	0.55
(1)

Janus Capital has agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that each Fund’s (except Janus Henderson Developed World Bond Fund) total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any network/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed certain levels for at least a one-year period commencing on October 28, 2019. For Janus Henderson Developed World Bond Fund, Janus Capital has agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, transfer agency fees (but not including out-of-pocket costs), and administrative services fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed a certain level through at least October 31, 2021. Application of an expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the “Fees and Expenses of the Fund” table in each Fund Summary of the Prospectus, and additional information is included under “Expense Limitations” below. The waivers are reflected in the actual investment advisory fee rates shown.

3.	Under “Management Expenses” in the Management of the Funds section of the Fund’s prospectus, the following paragraph replaces the paragraph under Expense Limitations in its entirety:

Janus Capital has contractually agreed to waive the advisory fee payable by each Fund (except Janus Henderson Developed World Bond Fund) or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate shown below. For Janus Henderson Developed World Bond Fund, Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, transfer agency fees (but not including out-of-pocket costs), and administrative services fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate shown below. For information about how the expense limit affects the total expenses of each Fund, if applicable, see the “Fees and Expenses of the Fund” table in each Fund Summary of the Prospectus. Janus Capital has agreed to continue each waiver for at least a one-year period commencing on October 28, 2019, except for Janus Henderson Developed World Bond Fund’s fee waiver, which continues through at least October 31, 2021.

4.	Under “Management Expenses” in the Management of the Funds section of the Fund’s prospectus, the following information replaces the corresponding information in the table under Expense Limitations:

Fund Name	Expense Limit Percentage (%)
Janus Henderson Developed World Bond Fund	0.57(1)
(1)	The Expense Limit Percentage has been restated from 0.64% to 0.57% to reflect a new expense limit, effective March 31, 2020.

Please retain this Supplement with your records.

2

Janus Investment Fund

Janus Henderson Developed World Bond Fund

Class D Shares

Supplement dated March 31, 2020

to Currently Effective Prospectuses

The Board of Trustees of Janus Investment Fund authorized a new expense limitation agreement for Janus Henderson Developed World Bond Fund (the “Fund”), effective on or about March 31, 2020, wherein Janus Capital Management LLC (“Janus Capital”) has agreed to waive the Fund’s investment advisory fee and/or reimburse certain operating expenses for certain share classes, including networking/omnibus/administrative fees and out-of-pocket transfer agency fees, to the extent the Fund’s total annual fund operating expenses exceed 0.57% (excluding the fees payable pursuant to a Rule 12b-1 plan, transfer agency fees (but not including out-of-pocket costs), and administrative services fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses). Networking/omnibus/administrative fees and out-of-pocket transfer agency fees were not waived under the Fund’s prior expense limitation agreement, and the expense limitation may be satisfied by first waiving or reimbursing such amounts. A comparison of the Fund’s prior and new expense limit percentage is shown below.

PRIOR EXPENSE LIMIT PERCENTAGE (%)	NEW EXPENSE LIMIT PERCENTAGE (%)
0.64	0.57

In response to the above changes, the Fund’s prospectuses are revised as follows:

1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information in its entirety:

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees	0.55%
Other Expenses	0.31%
Acquired Fund (1) Fees and Expenses	0.01%
Total Annual Fund Operating Expenses(2)	0.87%
Fee Waiver(2)(3)	0.17%
Total Annual Fund Operating Expenses After Fee Waiver(2)(3)	0.70%
(1)

“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses a fund may incur as a result of investing in shares of an underlying fund. To the extent that the Fund invests in Acquired Funds, the Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “Ratio of gross expenses to average net assets” presented in the Financial Highlights tables because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.

(2)

Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding administrative services fees (including out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.57% through at least October 31, 2021. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

(3)

Fee Waiver and Total Annual Fund Operating Expenses After Fee Waiver were restated, effective on or about March 31, 2020, to reflect a new expense limitation agreement between the Fund and Janus Capital.

2.	Under “Management Expenses” in the Management of the Funds section of the Fund’s prospectus, the following information replaces the corresponding information in its entirety:

Fund Name	Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%) (annual rate)	Actual Investment Advisory Fee Rate(1) (%) (for the fiscal year ended June 30, 2019)

Janus Henderson Developed World Bond Fund	First $1 Billion Next $500 Million Over $1.5 Billion	0.55 0.50 0.45	0.55
(1)

Janus Capital has agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that each Fund’s total annual fund operating expenses (excluding administrative services fees (including out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed certain levels for at least a one-year period commencing on October 28, 2019, except for Janus Henderson Developed World Bond Fund’s fee waiver, which continues through at least October 31, 2021. Application of an expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the “Fees and Expenses of the Fund” table in each Fund Summary of the Prospectus, and additional information is included under “Expense Limitations” below. The waivers are reflected in the actual investment advisory fee rates shown.

3.	Under “Management Expenses” in the Management of the Funds section of the Fund’s prospectus, the following paragraph replaces the paragraph under Expense Limitations in its entirety:

Janus Capital has contractually agreed to waive the advisory fee payable by each Fund or reimburse expenses in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding administrative services fees (including out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate shown below. For information about how the expense limit affects the total expenses of each Fund, if applicable, see the “Fees and Expenses of the Fund” table in each Fund Summary of the Prospectus. Janus Capital has agreed to continue each waiver for at least a one-year period commencing on October 28, 2019, except for Janus Henderson Developed World Bond Fund’s fee waiver, which continues through at least October 31, 2021.

4.	Under “Management Expenses” in the Management of the Funds section of the Fund’s prospectus, the following information replaces the corresponding information in the table under Expense Limitations:

Fund Name	Expense Limit Percentage (%)
Janus Henderson Developed World Bond Fund	0.57(1)
(1)	The Expense Limit Percentage has been restated from 0.64% to 0.57% to reflect a new expense limit, effective March 31, 2020.

Please retain this Supplement with your records.

2

Janus Investment Fund

Janus Henderson Developed World Bond Fund

Supplement dated March 31, 2020

to Currently Effective Statement of Additional Information

The Board of Trustees of Janus Investment Fund authorized a new expense limitation agreement for Janus Henderson Developed World Bond Fund (the “Fund”), effective on or about March 31, 2020, wherein Janus Capital Management LLC (“Janus Capital”) has agreed to waive the Fund’s investment advisory fee and/or reimburse certain operating expenses for certain share classes, including networking/omnibus/administrative fees and out-of-pocket transfer agency fees, to the extent the Fund’s total annual fund operating expenses exceed 0.57% (excluding the fees payable pursuant to a Rule 12b-1 plan, transfer agency fees (but not including out-of-pocket costs), and administrative services fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses). Networking/omnibus/administrative fees and out-of-pocket transfer agency fees were not waived under the Fund’s prior expense limitation agreement, and the expense limitation may be satisfied by first waiving or reimbursing such amounts. A comparison of the Fund’s prior and new expense limit percentage is shown below.

PRIOR EXPENSE LIMIT PERCENTAGE (%)	NEW EXPENSE LIMIT PERCENTAGE (%)
0.64	0.57

In response to the above changes, the Fund’s statement of additional information (“SAI”) is revised as follows:

1.	Under “Expense Limitations” in the Investment Adviser and Subadvisers section of the Fund’s SAI, the following paragraph replaces the first paragraph in its entirety:

Janus Capital has contractually agreed to waive the advisory fee payable by each Fund listed in the following table (except Janus Henderson Developed World Bond Fund), or reimburse expenses, in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fees, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate shown below. With respect to Janus Henderson Developed World Bond Fund, Janus Capital has contractually agreed to waive the advisory fee payable by the Fund or reimburse expenses, in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses, including the investment advisory fee, the fees payable pursuant to a Rule 12b-1 plan, transfer agency fees (but not including out-of-pocket costs), and administrative services fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate shown below. With respect to Janus Henderson Adaptive Global Allocation Fund, Janus Capital shall additionally reimburse or waive acquired fund fees and expenses to the extent they exceed 0.10%. For information about how these expense limits affect the total expenses of each Fund, if applicable, refer to the “Fees and Expenses of the Fund” table in the Fund Summary of each Prospectus. Janus Capital has agreed to continue each waiver for at least a one-year period commencing on October 28, 2019, except for Janus Henderson Developed World Bond Fund’s fee waiver, which continues through at least October 31, 2021.

2.	Under “Expense Limitations” in the Investment Adviser and Subadvisers section of the Fund’s SAI, the following information replaces the corresponding information in the first table:

Fund Name	Expense Limit Percentage (%)
Janus Henderson Developed World Bond Fund	0.57(2)
(2)	The Expense Limit Percentage has been restated from 0.64% to 0.57% to reflect a new expense limit, effective March 31, 2020.

Please retain this Supplement with your records.

2